Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies
Significant Accounting Policies

2     Significant Accounting Policies

For a detailed discussion about the Company’s significant accounting policies, see Note 2 “Significant Accounting Policies” in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024 filed with the Securities and Exchange Commission on March 5, 2025. During the three and six months ended June 30, 2025, there were no significant changes made to the Company’s significant accounting policies.